UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Managed Municipal Bond Fund
(formerly DWS Managed Municipal Bond Fund)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.2%
Alabama 0.8%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	35,000,000	39,983,300
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,455,080
Arizona 1.6%
Arizona, Salt River Pima-Maricopa Indian Community, 0.06% **, 10/1/2025, LOC: Bank of America NA	3,350,000	3,350,000
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citibank NA	1,600,000	1,823,712
5.0%, 12/1/2037, GTY: Citibank NA	8,405,000	9,600,023
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,952,080
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,436,125
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,272,684
Series A, 5.25%, 7/1/2033	20,885,000	23,170,237

		82,604,861
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	2,960,000	3,116,347
California 16.2%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	445,000	502,236
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	250,000	290,682
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.03% **, 9/1/2041, LOC: Union Bank of California NA	3,000,000	3,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F, Prerefunded, 5.0%, 4/1/2031	10,700,000	11,501,858
Series F-1, Prerefunded, 5.5%, 4/1/2043	13,000,000	15,250,820
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,934,550
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,770,681
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,489,439
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,809,050
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,450,500
Series A, 6.0%, 7/1/2039	7,500,000	8,511,450
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, Prerefunded, 6.25%, 2/1/2039	7,800,000	8,002,566
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,447,892
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	39,863,250
5.0%, 9/1/2032	10,000,000	10,756,000
5.0%, 2/1/2033	8,000,000	9,077,280
5.0%, 2/1/2043	20,000,000	22,396,000
5.0%, 5/1/2044	11,200,000	12,710,544
5.25%, 4/1/2035	15,340,000	17,700,366
6.0%, 4/1/2038	22,915,000	27,297,035
6.25%, 11/1/2034	20,655,000	25,375,080
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,943,000
5.25%, 9/1/2026	18,765,000	22,536,202
5.25%, 9/1/2030	5,000,000	5,883,900
5.25%, 10/1/2032	25,000,000	28,973,750
6.0%, 11/1/2039	50,000,000	60,725,500
6.5%, 4/1/2033	58,440,000	71,480,886
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.03% **, 3/1/2047, LOC: Bank of Montreal	2,630,000	2,630,000
California, State Public Works Board Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,289,250
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,147,400
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,380,820
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,509,175
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,474,000
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,820,158
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,442,700
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,997,500
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,947,700
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,463,583
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,882,080
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,719,900
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,287,750
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: NATL	4,235,000	4,234,958
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,008,000
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,956,640
Series B, 5.25%, 7/1/2039	12,000,000	13,467,480
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.03% **, 9/1/2028, LOC: Wells Fargo Bank NA	460,000	460,000
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	995,890
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,922,150
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,290,479
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,788,480
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,670,625
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,797,500
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,918,071
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,187,761
Series F, 5.0%, 5/1/2035	27,500,000	29,729,150
Series E, 6.0%, 5/1/2039	35,000,000	41,758,150
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	9,002,530
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,874,000

		859,734,397
Colorado 5.6%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,849,900
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,177,360
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	15,217,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	40,985,100
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,700,897
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,166,713
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,379,872
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	16,932,194
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,570,640
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	18,899,163
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	32,449,230
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,034,420
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	14,704,263
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,478,900
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,021,626
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,378,644
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,724,100
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,165,660
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,135,277

		295,971,759
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,466,360
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,469,800
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,782,000

		56,718,160
District of Columbia 1.1%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,369,306
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,378,900
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,176,500
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,897,698
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,296,933

		56,119,337
Florida 6.2%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,132,440
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,192,220
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,661,100
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,396,813
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,851,520
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,165,020
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,936,323
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,132,700
Series A, 5.0%, 10/1/2040	1,000,000	1,125,810
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,339,605
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,834,330
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,400,100
Series A, 5.5%, 10/1/2041	30,000,000	34,201,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,418,600
Series A-1, 5.375%, 10/1/2035	1,000,000	1,149,840
Series A-1, 5.375%, 10/1/2041	19,290,000	21,748,510
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,350,503
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,340,150
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,332,490
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,162,060
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,814,300
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,157,156
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	74,495
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,340,190
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	584,480
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,118,760
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,011,714
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	17,635,920
Series A, 5.0%, 7/1/2040	11,895,000	12,858,733
Palm Beach County, FL, Airport Systems Revenue, 5.75%, 10/1/2014, INS: NATL	755,000	758,684
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	115,588
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,899,676
5.25%, 9/1/2035, INS: AGC	3,000,000	3,380,700
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,058,500
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,106,957
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,301,237
Tampa, FL, Utility Tax Revenue:
Zero Coupon, 10/1/2014, INS: AMBAC	375,000	374,899
ETM, Zero Coupon, 10/1/2014, INS: AMBAC	2,790,000	2,789,888
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	26,790,427

		330,044,238
Georgia 5.4%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,774,773
Series B, 5.0%, 1/1/2037	720,000	799,913
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,660,100
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,720,640
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,929,100
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	44,014,800
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	11,096,400
Series B, 5.5%, 1/1/2033	4,000,000	4,292,240
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,519,993
Series A, 5.25%, 10/1/2033	3,635,000	4,185,521
Series A, 5.25%, 10/1/2036	11,115,000	12,785,251
Series A, 5.25%, 10/1/2041	29,000,000	33,432,070
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,858,325
Series A, 5.5%, 2/15/2045	20,000,000	21,631,600
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,556,693
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,627,600
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,066,876
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,665,500
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	20,212,891
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,931,400
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,526,913
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,040,000
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,040,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,130,065
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	6,065,000	6,553,293
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,284,091

		285,336,048
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, Prerefunded, 5.5%, 7/1/2016	860,000	898,218
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,188,856
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,986,040
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,729,631

		36,904,527
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,359,953
Illinois 8.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,585,843
Series B, 6.0%, 1/1/2041	25,000,000	28,962,750
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,272,800
Chicago, IL, General Obligation:
Series B, ETM, 5.125%, 1/1/2015, INS: AMBAC	1,010,000	1,026,958
Series A, 5.25%, 1/1/2035	10,125,000	10,547,618
Chicago, IL, O'Hare International Airport Revenue, Series C, 6.5%, 1/1/2041	26,700,000	32,270,154
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,772,274
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	52,049,551
Series A, 6.25%, 1/1/2015, INS: NATL	7,845,000	8,000,723
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,827,261
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,240,800
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: NATL	18,560,000	18,802,394
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,444,881
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,037,405
Series A, 5.5%, 4/1/2044	5,500,000	6,136,405
Series D, 6.5%, 11/1/2038	4,085,000	4,766,337
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,650,240
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,037,508
5.5%, 4/1/2039	4,800,000	5,148,864
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	25,150,140
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,289,440
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority, Series A, 6.25%, 1/1/2015, INS: AMBAC	2,600,000	2,639,494
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,910,551
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,950,175
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,162,764
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,854,655
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,750,175
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,405,381
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,022,370
Series A, 6.7%, 11/1/2021, INS: NATL	21,890,000	25,583,719
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,745,000	6,388,727
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,712,858
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,064,800
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,699,440
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,474,092
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,217,646
Lake County, IL, Higher Education Revenue, District No. 117, Series B, Zero Coupon, 12/1/2014, INS: NATL	5,985,000	5,976,382
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,541,750
Will County, IL, County General Obligation, Series B, Zero Coupon, 12/1/2014, INS: NATL	10,255,000	10,247,514
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,983,920

		442,606,759
Indiana 1.1%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	6,165,000	6,298,534
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,939,816
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	1,910,149
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	2,123,784
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,343,934
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,567,552
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,664,835
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,159,680
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	700,000	730,527
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	11,101,800

		60,840,611
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,154,350
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,621,490
Series A, 5.0%, 11/15/2034	4,965,000	5,551,416
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,278,598

		25,605,854
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,582,790
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,850,505
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,540,900
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,721,341

		55,695,536
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	11,217,700
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,329,950
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,612,480

		29,160,130
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,394,787
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,563,210
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016 (b)	860,000	402,815
Series A, 5.0%, 12/1/2031 (c)	20,000,000	9,367,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	4,119,406

		26,453,231
Massachusetts 3.5%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	3,610,000	3,773,172
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,100,000	4,102,009
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,674,741
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,061,645
Series B, 5.0%, 5/1/2043	4,125,000	4,615,999
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,853,088
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,393
Series A-2, 5.5%, 11/15/2046	63,235	44,341
Series A-1, 6.25%, 11/15/2031	1,182,967	1,016,701
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,445,541
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,477,340
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,613,790
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	3,001,920
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,003,630
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,052,240
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,250,970
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,123,873
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,645,385
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	9,965,000	11,335,088

		183,092,866
Michigan 1.8%
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	11,910,400
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	8,337,299
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	12,265,180
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,945,500
Series I, 6.0%, 10/15/2038	9,000,000	10,385,460
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,459,775
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,539,480
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,793,400
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	9,311,832
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	9,929,967

		97,878,293
Minnesota 0.5%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,655,357
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.07% **, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,720,362
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,009,789

		27,385,508
Mississippi 0.7%
Jackson County, MS, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.02% **, 12/1/2016	2,400,000	2,400,000
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,699,312
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.04% **, 12/1/2030, GTY: Chevron Corp.	5,000,000	5,000,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,272,000
Series A, 6.5%, 9/1/2032	7,420,000	8,376,883

		36,748,195
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,344,360
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,131,223
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,386,260
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,629,749
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	4,127,256

		33,618,848
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,123,450
Series A, 5.5%, 2/1/2035	1,000,000	1,123,450
Series A, 5.5%, 2/1/2039	1,000,000	1,123,450

		3,370,350
Nevada 0.3%
Clark County, NV, Airport Revenue:
Series D-2B, 0.05% **, 7/1/2040, LOC: Royal Bank of Canada	10,000,000	10,000,000
Series B, 5.125%, 7/1/2036	5,000,000	5,457,150

		15,457,150
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,459,200
New Jersey 2.8%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,260,023
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,993,684
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,328,350
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,000,580
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,165,269
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,408,920
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,112,440
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,667,300
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	14,112,549
Series AA, 5.5%, 6/15/2039	5,770,000	6,517,850
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	17,607,962
Series B, 5.5%, 6/15/2031	17,300,000	20,049,316
Series A, 6.0%, 6/15/2035	6,000,000	7,331,760
Series A, 6.0%, 12/15/2038	11,075,000	12,983,998
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,224,530
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,697,872
Series E, 5.25%, 1/1/2040	5,250,000	5,873,228
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	848,985
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	460,211
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	460,211

		147,105,038
New York 6.0%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	4,635,000	5,083,575
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,214,910
Series D, 5.0%, 11/15/2038	13,635,000	15,125,169
Series B, 5.25%, 11/15/2044	25,000,000	28,452,750
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,745,445
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,368,460
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,160,952
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,630,404
Series F, 5.0%, 2/15/2035	5,000,000	5,665,100
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,852,762
Series C, 5.0%, 3/15/2041	10,000,000	11,101,800
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	1,635,000	1,679,178
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.04% **, 5/1/2045, LOC: Wells Fargo Bank NA	2,180,000	2,180,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,349,950
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,967,308
Series A, 5.0%, 4/1/2032	4,000,000	4,534,920
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,751,040
Series TE, 5.0%, 12/15/2035	4,000,000	4,671,040
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.06% **, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,777,560
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,558,812
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,193,550
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.04% **, 11/15/2028, SPA: TD Bank NA	17,860,000	17,860,000
Series D-1, 5.0%, 2/1/2038	17,655,000	20,198,909
Series D-1, 5.0%, 11/1/2038	10,000,000	11,271,300
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	28,393,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,664,550
Series I-1, 5.375%, 4/1/2036	7,000,000	8,039,220
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,083,959
5.0%, 9/1/2039	4,490,000	5,162,782
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,176,360

		320,234,765
North Carolina 1.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,698,990
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	30,988,792
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,235,687
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,534,462
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,733,430
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	6,111,190

		92,302,551
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,043,661
Ohio 2.3%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	655,000	685,792
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	845,000	882,746
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,085,180
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	625,000	625,869
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	410,000	451,488
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	265,000	289,388
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,373,326
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	568,860
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,306,680
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,977,015
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,310,904
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,005,290
Series B, 6.5%, 10/1/2020	2,250,000	2,616,390
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	420,000	474,499
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.03% **, 2/1/2026, LOC: Bank of Nova Scotia	4,000,000	4,000,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,101,125
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,415,000
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,246,416
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,330,048
Series A-1, 5.25%, 2/15/2031	9,375,000	10,755,937
Series A-1, 5.25%, 2/15/2032	7,500,000	8,574,900
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	140,000	150,286

		121,227,139
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,711,319
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	21,370,000	24,116,900

		33,828,219
Pennsylvania 2.2%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,582,036
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	190,000	190,923
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,590,221
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,195,807
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	5,968,079
Series B, 5.0%, 6/1/2042	13,975,000	15,135,484
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,641,320
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	36,411,520
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,534,990
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	405,000	408,135
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,634,222
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,263,010
Series A, 5.25%, 1/1/2036	2,500,000	2,699,125
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	285,000	285,080
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	20,000	20,007
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,982,794

		115,542,753
Puerto Rico 1.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.15% **, 12/1/2030	6,265,000	6,265,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	5,251,758
Series A, 5.5%, 8/1/2042	5,955,000	4,776,089
Series A, 6.0%, 8/1/2042	13,650,000	11,562,096
Series A, 6.375%, 8/1/2039	35,000,000	29,993,250

		57,848,193
Rhode Island 0.7%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,732,770
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,682,700
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	4,865,000	4,947,802
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,766,663

		39,129,935
South Carolina 1.7%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,856,139
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,128,275
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,080,181
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	465,080
6.75%, 1/1/2019, INS: NATL	2,065,000	2,528,221
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,813,101
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,154,655
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,833,100
Series A, 5.375%, 1/1/2028	2,500,000	2,880,975
Series A, 5.75%, 12/1/2043	35,555,000	41,938,900

		88,678,627
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,723,769
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,246,060

		25,969,829
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,244,800
5.625%, 4/1/2038	4,550,000	4,921,143
5.75%, 4/1/2041	8,675,000	9,425,301
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,469,600
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,992,460
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,312,500

		38,365,804
Texas 10.3%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	7,941,919
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,148,274
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,812,993
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,321,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,069,165
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	23,117,858
Series B, 5.0%, 7/1/2032	3,510,000	3,979,954
Series A, 5.5%, 7/1/2039	10,000,000	11,354,400
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,752,354
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,968,590
Series B, 5.0%, 11/15/2038	3,370,000	3,849,012
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,251,800
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,251,595
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,649,925
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	18,394,860
First Tier, 6.0%, 1/1/2043	30,000,000	35,036,400
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,115,280
Series A, 6.0%, 9/1/2041	6,675,000	8,184,685
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027 *	2,274,000	977,775
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,841,610
5.0%, 8/15/2043	9,900,000	10,802,880
5.625%, 8/15/2035	10,000,000	11,231,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,138,458
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,628,355
Series D, 5.0%, 11/1/2035	24,425,000	26,891,681
Series D, AMT, 5.0%, 11/1/2038	19,355,000	20,656,043
Series A, 5.25%, 11/1/2038	20,000,000	22,192,600
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,705,070
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	117,750
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	8,300,000	8,196,084
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,349,000
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,920,621
5.0%, 8/15/2035	6,130,000	6,967,113
5.0%, 8/15/2036	3,350,000	3,794,578
Texas, Lower Colorado River Authority Revenue:
Series A, 5.0%, 5/15/2036	19,475,000	21,467,877
Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,689
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,353,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.855% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	17,501,418
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,820,400
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	372,758
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,523,753
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,273,133
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,788,368
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,443,770
5.0%, 12/15/2031	4,500,000	4,847,670
5.0%, 12/15/2032	21,215,000	22,698,777
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,118,848

		542,851,843
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	215,000	224,780
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	4,245,000	4,649,591
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.06% **, 8/1/2028, LOC: Bank of America NA	1,810,000	1,810,000
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	2,460,000	2,671,265
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,151,756
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	1,270,000	1,287,615

		19,570,227
Washington 2.7%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,507,917
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,294,560
Series A, 5.0%, 8/1/2032	2,500,000	2,860,600
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,334,292
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,461,488
Series B, 5.0%, 2/1/2033	5,000,000	5,725,800
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,017,200
Series A, 5.0%, 8/1/2035	12,190,000	13,945,847
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,428,850
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,434,307
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,150,322
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	16,184,836
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,926,624
Series C, 5.0%, 6/1/2033	6,000,000	6,881,820
Series C, 5.0%, 6/1/2041	11,000,000	12,282,270

		145,436,733
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,480,620
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,965,000	3,549,194
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,185,000	6,230,970
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,252,590
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,673,003
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	8,592,806
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,304,123

		57,083,306

Total Municipal Bonds and Notes (Cost $4,505,069,308)		4,987,456,946
Underlying Municipal Bonds of Inverse Floaters (d) 11.8%
California 2.3%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	6,040,472
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,317,193
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,597,661
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.001%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	17,937,227
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.2%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	34,710,900
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.7%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	36,074,100
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.8%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	16,598,101
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.777%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		119,275,654
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	26,017,200
Trust: District of Columbia, Series 3369, 144A, 20.2%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	33,897,450
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.049%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	4,187,254
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,383,182
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,615,496
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,833,815
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	18,439,592
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.381%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		70,356,789
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,437,884
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,753,260
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	4,165,237
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.418%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,356,381
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	23,467,400
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.12%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	8,866,403
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,399,260
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	3,115,988
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.141%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	22,186,100
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.06%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	22,186,100
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.06%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		83,221,251
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	7,010,713
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	7,361,248
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	7,144,675
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.773%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	18,160,423
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	18,974,876
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	12,254,686
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.181%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		70,906,621
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	31,292,888
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.34.%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	21,771,324
Trust: New York, NY, Series 2008-1131, 144A, 9.352%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		53,064,212
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (e)	20,000,000	22,632,400
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.17%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	9,884,518
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	9,884,519
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.19%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,668,160
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	11,371,565
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		37,808,762
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	23,779,808
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.26%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	24,704,491
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.268%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	24,916,373
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.255%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		73,400,672
Texas 1.1%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	11,476,700
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.42%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,305,475
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.59%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,351,602
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,295,214
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,306,491
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	7,820,404
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.382%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,182,100
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.05%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		55,737,986

Total Underlying Municipal Bonds of Inverse Floaters (Cost $553,438,282)		623,777,928

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,058,507,590) †	106.0	5,611,234,874
Floating Rate Notes (d)	(7.1)	(376,005,816)
Other Assets and Liabilities, Net	1.1	56,942,537

Net Assets	100.0	5,292,171,595

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series A (b)	5.0%	12/1/2016	860,000	522,201	402,815
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series A (c)	5.0%	12/1/2031	20,000,000	9,949,226	9,367,800
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027 *	5.15%	11/15/2027	2,274,000	2,268,289	977,775
				12,739,716	10,748,390

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $4,672,703,671.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $562,525,387.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $574,704,949 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,179,562.

(a) At August 31, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(b) Partial interest paying security. The rate shown represents 36.8% of the original coupon rate.
(c) Partial interest paying security. The rate shown represents 15.8% of the original coupon rate.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.  The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater.  The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(f)	$—	$5,611,234,874	$—	$5,611,234,874
Total	$—	$5,611,234,874	$—	$5,611,234,874

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014